UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
with Report of Independent
Registered Public Accounting Firm
For the Year Ended December 31, 2020

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm
To the Members and the Board of Managers of
Advantage Advisers Xanthus Fund, L.L.C.
Opinion on the Financial Statements
We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, purchased options, securities sold, not yet purchased, written options and swap contracts, as of December 31, 2020, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2020, the results of its operations and its cash flows for the year then ended and the changes in its members’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the
A member firm of Ernst & Young Global Limited

overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Advantage Advisers Management, LLC investment companies since 1996.
Philadelphia, Pennsylvania
February 25, 2021

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2020
Assets
Investments in securities, at fair value (cost $2,467,541,011)	$4,540,625,159
Purchased options, at fair value (cost $288,773,544)	281,655,683
Cash and cash equivalents (including United States Dollars of $211,548,965, Hong Kong Dollars of $23,048,558 with a cost of $23,051,441 and Japanese Yen of $1,921,334 with a cost of $1,900,442 of which $168,318,064 is restricted cash)	236,518,857
Receivable for investment securities sold	344,878,279
Unrealized gain on total return swap contracts	157,063,824
Due from brokers (including United States Dollars of $7,643,010, Canadian Dollars of $1,626,704 with a cost of $1,493,517, Euros of $16,821,230 with a cost of $16,022,821, Hong Kong Dollars of $3,884,320 with a cost of $3,884,896 and Japanese Yen of $9,686,964 with a cost of $9,562,624, all of which is restricted cash)	39,662,228
Dividends receivable	1,032,264
Interest receivable	1,971
Other assets	141,952
Total assets	5,601,580,217
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $996,482,343)	1,030,223,459
Written options (proceeds $25,951,566)	39,574,819
Withdrawals payable (see Note 3)	350,792,775
Payable for investment securities purchased	213,064,335
Due to brokers (including United States Dollars of $156,848,577 and Euros of $4,755,273 with a cost of $4,757,140)	161,603,850
Unrealized loss on total return swap contracts	26,548,921
Dividends payable on securities sold, not yet purchased	1,839,210
Accounting and investor services fees payable	495,600
Accrued expenses	3,081,382
Total liabilities	1,827,224,351
Members’ Capital	$3,774,355,866
Members’ Capital
Represented by:
Net capital contributions	$1,156,329,136
Total earnings (loss)	2,618,026,730
Members’ Capital	$3,774,355,866
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			December 31, 2020 Fair Value
	Investments in Securities – 120.30%
	Common Stock – 120.30%
	United States – 87.54%
	Aerospace / Defense – 2.42%
30,598	Northrop Grumman Corp.		$9,323,823
306,905	Raytheon Technologies Corp.		21,946,776
96,971	Transdigm Group, Inc.*	(a)	60,010,503
			91,281,102
	Applications Software – 8.22%
472,658	Five9, Inc.*	(a)	82,431,555
617,268	Microsoft Corp.	(a)	137,292,749
254,304	PTC, Inc.*		30,417,301
57,870	ServiceNow, Inc.*		31,853,384
406,461	Smartsheet, Inc., Class A*	(a)	28,163,683
			310,158,672
	Building Products - Cement / Aggregate – 0.80%
39,961	Martin Marietta Materials, Inc.		11,347,725
128,215	Vulcan Materials Co.		19,015,567
			30,363,292
	Coatings / Paint – 0.54%
27,557	The Sherwin-Williams Co.	(a)	20,251,915
	Commercial Services – 2.08%
60,917	Cintas Corp.		21,531,723
61,634	CoStar Group, Inc.*	(a)	56,967,073
			78,498,796
	Commercial Services - Finance – 5.62%
428,371	Avalara, Inc.*	(a)	70,634,094
406,383	Global Payments, Inc.	(a)	87,543,026
62,708	PayPal Holdings, Inc.*		14,686,214
60,823	S&P Global, Inc.		19,994,345
194,186	TransUnion		19,267,135
			212,124,814
	Communications Software – 5.39%
536,687	RingCentral, Inc., Class A*	(a)	203,388,272
	Computer Aided Design – 9.34%
168,139	Altair Engineering, Inc., Class A*	(a)	9,782,327
77,109	ANSYS, Inc.*	(a)	28,052,254
306,018	Aspen Technology, Inc.*	(a)	39,858,844
95,269	Autodesk, Inc.*		29,089,436
992,453	Cadence Design Systems, Inc.*	(a)	135,400,363
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Aided Design – (continued)
425,669	Synopsys, Inc.*	(a)	$110,350,432
			352,533,656
	Computer Software – 3.32%
204,323	Cloudflare, Inc., Class A*		15,526,505
30,405	Datadog, Inc., Class A*		2,993,068
293,507	Twilio, Inc., Class A*		99,352,119
155,690	ZoomInfo Technologies, Inc., Class A*		7,508,929
			125,380,621
	Computers – 2.54%
723,788	Apple, Inc.	(a)	96,039,430
	E-Commerce / Products – 3.34%
38,721	Amazon.com, Inc.*	(a)	126,111,586
	E-Commerce / Services – 0.40%
35,200	Airbnb, Inc., Class A*		5,167,360
69,616	DoorDash, Inc., Class A*		9,937,684
			15,105,044
	Electronic Components - Semiconductors – 0.63%
103,476	Micron Technology, Inc.*		7,779,326
110,600	Xilinx, Inc.	(a)	15,679,762
			23,459,088
	Enterprise Software / Services – 5.50%
261,253	Alteryx, Inc., Class A*		31,818,003
112,999	Ceridian HCM Holding, Inc.*		12,041,173
221,534	Coupa Software, Inc.*	(a)	75,080,088
145,457	Salesforce.com, Inc.*		32,368,546
754,979	SS&C Technologies Holdings, Inc.	(a)	54,924,722
49,101	SVMK, Inc.*		1,254,531
			207,487,063
	Entertainment Software – 1.34%
542,888	Activision Blizzard, Inc.	(a)	50,407,151
	Finance - Credit Card – 2.56%
139,756	Mastercard, Inc., Class A	(a)	49,884,507
214,759	Visa, Inc., Class A	(a)	46,974,236
			96,858,743
	Finance - Investment Banker / Broker – 0.47%
282,758	Tradeweb Markets, Inc., Class A	(a)	17,658,237

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Other Services – 2.24%
115,014	CME Group, Inc.		$20,938,299
552,008	Intercontinental Exchange Group, Inc.	(a)	63,641,002
			84,579,301
	Human Resources – 0.39%
71,172	Paylocity Holding Corp.*		14,655,026
	Internet Application Software – 1.38%
204,935	Okta, Inc.*	(a)	52,106,773
	Internet Content - Entertainment – 6.05%
462,081	Facebook, Inc., Class A*	(a)	126,222,046
1,547,035	Pinterest, Inc., Class A*	(a)	101,949,607
			228,171,653
	Medical - Biomedical / Genetics – 6.51%
61,876	4D Molecular Therapeutics, Inc.*		2,564,760
268,268	Acceleron Pharma, Inc.*		34,322,208
357,510	Akero Therapeutics, Inc.*		9,223,758
93,443	Alnylam Pharmaceuticals, Inc.*		12,144,787
123,093	Applied Therapeutics, Inc.*		2,709,277
48,811	Arcus Biosciences, Inc.*		1,267,134
283,071	Arena Pharmaceuticals, Inc.*	(a)	21,748,345
142,524	Avidity Biosciences, Inc.*		3,637,212
88,706	Beam Therapeutics, Inc.*		7,241,958
144,169	Blueprint Medicines Corp.*	(a)	16,168,553
273,957	Cerevel Therapeutics Holdings, Inc.*		4,542,207
540,664	Certara, Inc.*		18,231,190
117,777	Deciphera Pharmaceuticals, Inc.*		6,721,533
163,130	IGM Biosciences, Inc.*		14,402,748
385,892	Karyopharm Therapeutics, Inc.*		5,973,608
74,376	Keros Therapeutics, Inc.*		5,246,483
282,545	Mersana Therapeutics, Inc.*		7,518,522
629,789	TG Therapeutics, Inc.*		32,761,624
97,213	Turning Point Therapeutics, Inc.*		11,845,404
198,825	Ultragenyx Pharmaceutical, Inc.*		27,523,345
			245,794,656
	Medical - Drugs – 0.59%
175,798	Allovir, Inc.*		6,757,675
142,244	ORIC Pharmaceuticals, Inc.*		4,814,959
173,854	PMV Pharmaceuticals, Inc.*		10,693,760

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – (continued)
			$22,266,394
	REITs - Diversified – 2.74%
210,929	American Tower Corp.		47,345,123
78,431	Equinix, Inc.		56,013,852
			103,358,975
	Retail - Apparel / Shoes – 0.81%
248,975	Ross Stores, Inc.		30,576,620
	Retail - Building Products – 0.41%
97,188	Lowe’s Cos., Inc.	(a)	15,599,646
	Retail - Discount – 0.45%
80,879	Dollar General Corp.	(a)	17,008,854
	Retail - Major Department Stores – 1.73%
957,500	The TJX Cos., Inc.		65,387,675
	Retail - Restaurants – 2.87%
52,451	Chipotle Mexican Grill, Inc.*	(a)	72,734,326
328,098	Yum! Brands, Inc.		35,618,319
			108,352,645
	Semiconductor Components - Integrated Circuits – 1.47%
376,805	Analog Devices, Inc.	(a)	55,665,403
	Semiconductor Equipment – 5.39%
296,902	Applied Materials, Inc.		25,622,643
229,274	KLA Corp.	(a)	59,361,331
119,667	Lam Research Corp.	(a)	56,515,134
515,102	Teradyne, Inc.	(a)	61,755,579
			203,254,687
	Total United States (Cost $1,749,750,589)		$3,303,885,790
	Argentina – 2.47%
	E-Commerce / Services – 2.47%
55,659	MercadoLibre, Inc.*		93,241,070
	Total Argentina (Cost $27,149,112)		$93,241,070
	Australia – 0.75%
	Enterprise Software / Services – 0.75%
120,307	Atlassian Corp. PLC, Class A*		28,136,198
	Total Australia (Cost $24,560,320)		$28,136,198

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	Brazil – 0.72%
	Finance - Investment Banker/Broker – 0.72%
685,265	XP, Inc., Class A*	$27,184,463
	Total Brazil (Cost $18,748,436)	$27,184,463
	Canada – 2.03%
	Internet Application Software – 1.66%
55,434	Shopify, Inc., Class A*	62,748,516
	Retail - Restaurants – 0.37%
230,486	Restaurant Brands International, Inc.	14,084,999
	Total Canada (Cost $35,749,554)	$76,833,515
	China – 12.67%
	Computer Software – 0.13%
798,447	Ming Yuan Cloud Group Holdings, Ltd.*	4,922,170
	E-Commerce / Products – 6.36%
347,980	Alibaba Group Holding, Ltd. – Sponsored ADR*	80,985,385
966,481	JD.com, Inc. – Sponsored ADR*	84,953,680
1,847,100	Meituan, Class B*	70,178,770
238,663	Yatsen Holding, Ltd. – Sponsored ADR*	4,057,271
		240,175,106
	E-Commerce / Services – 0.51%
571,182	Trip.com Group, Ltd. – Sponsored ADR*	19,265,969
	Entertainment Software – 2.41%
880,080	Bilibili, Inc. – Sponsored ADR*	75,440,458
160,970	NetEase, Inc. – Sponsored ADR	15,416,097
		90,856,555
	Internet Content - Information / Networks – 1.40%
727,600	Tencent Holdings, Ltd.	52,924,212
	Medical - Biomedical / Genetics – 0.17%
729,300	Everest Medicines, Ltd.*	6,367,625
	Retail - Drug Stores – 0.20%
384,250	JD Health International, Inc.*	7,433,404
	Schools – 1.49%
302,014	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	56,117,221
	Total China (Cost $257,772,632)	$478,062,262

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	France – 4.05%
	Aerospace / Defense - Equipment – 2.93%
487,754	Airbus SE	$53,579,932
402,680	Safran SA	57,128,462
		110,708,394
	Apparel Manufacturers – 0.40%
20,718	Kering SA	15,067,748
	Entertainment Software – 0.21%
82,482	UBISOFT Entertainment SA*	7,956,600
	Textile - Apparel – 0.51%
30,751	LVMH Moet Hennessy Louis Vuitton SE	19,222,810
	Total France (Cost $139,088,223)	$152,955,552
	Germany – 1.99%
	Aerospace / Defense – 0.68%
98,293	MTU Aero Engines AG	25,664,850
	Athletic Footwear – 1.31%
135,518	adidas AG	49,395,707
	Total Germany (Cost $50,100,887)	$75,060,557
	Hong Kong – 0.40%
	Retail - Drug Stores – 0.40%
5,070,000	Alibaba Health Information Technology, Ltd.*	14,973,594
	Total Hong Kong (Cost $15,762,426)	$14,973,594
	Israel – 0.33%
	Applications Software – 0.33%
201,636	JFrog, Ltd.*	12,668,790
	Total Israel (Cost $11,427,248)	$12,668,790
	Japan – 4.01%
	Audio / Video Products – 2.33%
882,400	Sony Corp.	87,902,407
	Finance - Other Services – 0.56%
826,378	Japan Exchange Group, Inc.	21,114,680
	Web Portals / ISP – 1.12%
7,007,103	Z Holdings Corp.	42,377,211
	Total Japan (Cost $90,071,305)	$151,394,298

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	Netherlands – 0.20%
	Semiconductor Components - Integrated Circuits – 0.20%
48,954	NXP Semiconductor NV	$7,784,176
	Total Netherlands (Cost $5,472,653)	$7,784,176
	Singapore – 1.90%
	Entertainment Software – 1.90%
359,776	Sea, Ltd. - Sponsored ADR*	71,613,413
	Total Singapore (Cost $10,939,844)	$71,613,413
	Taiwan – 1.24%
	Semiconductor Components – Integrated Circuits – 1.24%
429,489	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	46,831,481
	Total Taiwan (Cost $30,947,782)	$46,831,481
	Total Common Stock (Cost $2,467,541,011)	$4,540,625,159
	Total Investments in Securities (Cost $2,467,541,011) – 120.30%	$4,540,625,159
	Total Purchased Options (Cost $288,773,544) – 7.46%	281,655,683
	Total Securities Sold, Not Yet Purchased (Proceeds $996,482,343) – (27.29)%	(1,030,223,459)
	Total Written Options (Proceeds 25,951,566) – (1.05)%	(39,574,819)
	Other Assets, in Excess of Liabilities – 0.58%**	21,873,302
	Members’ Capital – 100.00%	$3,774,355,866

(a)
Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased (see Note 6).

*
Non-income producing security.

**
Includes $211,548,965 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 5.60% of Members’ Capital, and foreign currency with a U.S. Dollar value of  $24,969,892 held in a Foreign Cash Account with the Custodian, which is 0.66% of Members’ Capital. $168,318,064 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at December 31,2020.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Aerospace / Defense	3.10
Aerospace / Defense - Equipment	2.93
Apparel Manufacturers	0.40
Applications Software	8.55
Athletic Footwear	1.31
Audio / Video Products	2.33
Building Products - Cement / Aggregate	0.80
Coatings / Paint	0.54
Commercial Services - Finance	5.62
Commercial Services	2.08
Communications Software	5.39
Computer Aided Design	9.34
Computer Software	3.45
Computers	2.54
E-Commerce / Products	9.70
E-Commerce / Services	3.38
Electronic Components - Semiconductors	0.63
Enterprise Software / Services	6.25
Entertainment Software	5.86
Finance - Credit Card	2.56
Finance - Investment Banker / Broker	1.19
Investments in Securities – By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Finance - Other Services	2.80
Human Resources	0.39
Internet Application Software	3.04
Internet Content - Entertainment	6.05
Internet Content - Information / Networks	1.40
Medical - Biomedical / Genetics	6.68
Medical - Drugs	0.59
REITs - Diversified	2.74
Retail - Apparel / Shoes	0.81
Retail - Building Products	0.41
Retail - Discount	0.45
Retail - Drug Stores	0.60
Retail - Major Department Stores	1.73
Retail - Restaurants	3.24
Schools	1.49
Semiconductor Components - Integrated Circuits	2.91
Semiconductor Equipment	5.39
Textile - Apparel	0.51
Web Portals / ISP	1.12
Total Investments in Securities	120.30%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2020 Fair Value
			Purchased Options – 7.46%
			Equity Options – 7.31%
			Equity Call Options – 4.27%
			United States – 3.68%
			Airlines – 0.09%
$15,442,500	10,295	5/21/2021 $15	American Airlines Group, Inc.	$3,294,400
			Auto-Cars / Light Trucks – 0.55%
12,132,000	12,132	6/18/2021 $10	Ford Motor Co.	679,392
23,558,000	23,558	1/21/2022 $10	Ford Motor Co.	2,544,264
39,600,000	792	3/19/2021 $500	Tesla, Inc.	17,676,648
				20,900,304
			Commercial Services - Finance – 0.13%
12,944,000	809	3/19/2021 $160	Square, Inc., Class A	4,820,022
			Computers – 0.40%
51,865,000	4,715	2/19/2021 $110	Apple, Inc.	11,273,565
16,907,000	1,537	3/19/2021 $110	Apple, Inc.	3,742,595
				15,016,160
			Cruise Lines – 0.08%
8,242,000	4,121	4/16/2021 $20	Carnival Corp.	1,772,030
3,492,000	1,552	7/16/2021 $22.50	Carnival Corp.	659,600
3,927,500	1,571	7/16/2021 $25	Carnival Corp.	534,140
				2,965,770
			Diversified Banking Institutions – 0.20%
23,488,750	4,945	6/18/2021 $47.50	Citigroup, Inc.	7,417,500
			Diversified Manufacturing Operations – 0.07%
16,040,000	16,040	6/18/2021 $10	General Electric Co.	2,823,040
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			E-Commerce / Products – 0.10%
$37,200,000	124	2/19/2021 $3,000	Amazon.com, Inc.	$3,953,120
			E-Commerce / Services – 0.37%
55,800,000	310	3/19/2021 $1,800	Booking Holdings, Inc.	13,894,200
			Electronic Components - Semiconductors – 0.02%
20,580,000	3,920	3/19/2021 $52.50	Intel Corp.	842,800
			Electronic Forms – 0.18%
33,978,000	809	3/19/2021 $420	Adobe, Inc.	6,876,500
			Food - Miscellaneous / Diversified – 0.01%
10,296,000	1,584	7/16/2021 $65	General Mills, Inc.	220,176
10,692,000	1,584	6/18/2021 $67.50	Kellogg Co.	261,360
				481,536
			Growth & Income - Large Cap – 0.39%
609,801,500	15,839	4/16/2021 $385	SPDR S&P 500 ETF Trust	14,682,753
			Hotels & Motels – 0.34%
31,680,000	3,960	4/16/2021 $80	Hilton Worldwide Holdings, Inc.	12,751,200
			Internet Content - Entertainment – 0.03%
14,575,000	550	2/19/2021 $265	Facebook, Inc., Class A	1,112,650
			Multimedia – 0.11%
25,088,000	1,568	4/16/2021 $160	The Walt Disney Co.	4,178,720
			Oil Companies - Integrated – 0.09%
24,723,750	6,593	4/16/2021 $37.50	Exxon Mobil Corp.	3,448,139
			Web Portals / ISP – 0.52%
90,450,000	603	2/19/2021 $1,500	Alphabet, Inc., Class A	15,919,200
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Web Portals / ISP – (continued)
$12,400,000	80	2/19/2021 $1,550	Alphabet, Inc., Class A	$1,764,000
12,640,000	79	6/18/2021 $1,600	Alphabet, Inc., Class A	1,848,600
				19,531,800
			Total United States (Cost $103,062,981)	$138,990,614
			Australia – 0.26%
			Enterprise Software / Services – 0.26%
25,738,000	1,514	3/19/2021 $170	Atlassian Corp. PLC, Class A	9,750,160
			Total Australia (Cost $6,395,730)	$9,750,160
			Canada – 0.33%
			Internet Application Software – 0.33%
6,560,000	80	2/19/2021 $820	Shopify, Inc., Class A	2,530,400
32,130,000	357	4/16/2021 $900	Shopify, Inc., Class A	9,803,220
			Total Canada (Cost $10,394,139)	$12,333,620
			Total Equity Call Options ($119,852,850)	$161,074,394
			Equity Put Options – 3.04%
			United States – 3.03%
			Electronic Components - Semiconductors – 0.06%
62,170,500	4,011	3/19/2021 $155	Texas Instruments, Inc.	2,346,435
			Growth & Income - Large Cap – 1.12%
305,266,500	9,691	4/16/2021 $315	SPDR S&P 500 ETF Trust	4,167,130
780,998,400	23,244	4/16/2021 $336	SPDR S&P 500 ETF Trust	16,108,092
830,174,600	25,702	6/18/2021 $323	SPDR S&P 500 ETF Trust	22,103,720
				42,378,942
			Health & Biotechnology – 0.11%
53,460,000	3,960	6/18/2021 $135	SPDR S&P Biotech ETF	4,237,200

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			United States – (continued)
			Sector Fund - Technology – 1.74%
$701,189,100	24,777	4/16/2021 $283	Invesco QQQ Trust Series 1	$20,094,147
983,063,600	35,362	6/18/2021 $278	Invesco QQQ Trust Series 1	39,534,716
49,440,000	2,472	2/19/2021 $200	VanEck Vectors Semiconductor ETF	875,088
49,440,000	2,472	5/21/2021 $200	VanEck Vectors Semiconductor ETF	2,380,536
35,596,000	1,618	5/21/2021 $220	VanEck Vectors Semiconductor ETF	2,880,040
				65,764,527
			Total United States (Cost $157,676,204)	$114,727,104
			China – 0.01%
			Internet Content - Entertainment – 0.01%
3,140,000	785	4/16/2021 $40	Weibo Corp. – Sponsored ADR	298,300
			Total China (Cost $394,883)	$298,300
			Total Equity Put Options ($158,071,087)	$115,025,404
			Total Equity Options ($277,923,937)	$276,099,798

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2020 Fair Value
			Purchased Options – (continued)
			Currency Put Options – 0.15%
			United States – 0.15%
$2,371,892	40,545,156	5/14/2021 $5.85	USD-BRL	$598,208
11,248,636	197,344,498	6/18/2021 $5.70	USD-BRL	4,515,114
12,881,328	177,673,487	6/18/2021 $7.25	USD-CNH	311,073
2,927,575	40,380,338	8/20/2021 $7.25	USD-CNH	131,490
			Total United States (Cost $10,849,607)	$5,555,885
			Total Currency Put Options (Cost $10,849,607)	$5,555,885
			Total Purchased Options (Cost $288,773,544)	$281,655,683

BRL
Brazilian Real

CNH
Chinese Renminbi Yuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (concluded)

Purchased Options – By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Airlines	0.09
Auto - Cars / Light Trucks	0.55
Commercial Services - Finance	0.13
Computers	0.40
Cruise Lines	0.08
Currency	0.15
Diversified Banking Institutions	0.20
Diversified Manufacturing Operations	0.07
E-Commerce / Products	0.10
E-Commerce / Services	0.37
Electronic Components - Semiconductors	0.08
Electronic Forms	0.18
Purchased Options – By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Enterprise Software / Services	0.26
Food - Miscellaneous / Diversified	0.01
Growth & Income - Large Cap	1.51
Health & Biotechnology	0.11
Hotels & Motels	0.34
Internet Application Software	0.33
Internet Content - Entertainment	0.04
Multimedia	0.11
Oil Companies - Integrated	0.09
Sector Fund - Technology	1.74
Web Portals / ISP	0.52
Total Purchased Options	7.46%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2020 Fair Value
	Securities Sold, Not Yet Purchased – 27.29%
	Common Stock – 27.29%
	United States – 20.37%
	Advertising Agencies – 0.44%
201,270	Omnicom Group, Inc.	$12,553,210
171,563	The Interpublic Group of Companies, Inc.	4,035,162
		16,588,372
	Airlines – 0.43%
1,040,102	American Airlines Group, Inc.	16,402,409
	Apparel Manufacturers – 0.44%
854,424	Hanesbrands, Inc.	12,457,502
138,700	Tapestry, Inc.	4,310,796
		16,768,298
	Applications Software – 0.30%
109,039	BigCommerce Holdings, Inc., Series 1*	6,994,852
132,256	Medallia, Inc.*	4,393,544
		11,388,396
	Auto - Cars / Light Trucks – 1.72%
1,574,943	Ford Motor Co.	13,843,749
72,067	Tesla, Inc.*	50,855,520
		64,699,269
	Cable / Satellite Television – 0.03%
164,818	Sirius XM Holdings, Inc.	1,049,891
	Commercial Services – Finance – 0.50%
232,631	H&R Block, Inc.	3,689,528
70,365	Square, Inc., Class A*	15,314,238
		19,003,766
	Computer Data Security – 0.71%
83,353	Fortinet, Inc.*	12,380,421
119,148	Qualys, Inc.*	14,520,567
		26,900,988
	Computer Software – 1.00%
106,436	Bandwidth, Inc., Class A*	16,356,020
191,456	Fastly, Inc., Class A*	16,727,511
211,576	Teradata Corp.*	4,754,113
		37,837,644
	Cruise Lines – 0.43%
689,543	Carnival Corp.	14,935,501
16,482	Royal Caribbean Cruises, Ltd.	1,231,041
		16,166,542
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Diversified Banking Institutions – 0.62%
376,968	Citigroup, Inc.	$23,243,847
	Diversified Manufacturing Operations – 0.25%
864,068	General Electric Co.	9,331,934
	E-Commerce / Products – 0.17%
28,422	Wayfair, Inc., Class A*	6,417,972
	E-Commerce / Services – 0.10%
84,683	Cargurus, Inc.*	2,686,992
33,741	TripAdvisor, Inc.*	971,066
		3,658,058
	Electric - Distribution – 0.12%
63,356	Consolidated Edison, Inc.	4,578,738
	Electronic Components - Semiconductors – 0.83%
629,177	Intel Corp.	31,345,598
	Enterprise Software / Services – 0.91%
51,018	Everbridge, Inc.*	7,605,253
197,365	New Relic, Inc.*	12,907,671
16,482	Pegasystems, Inc.	2,196,391
269,263	Solarwinds Corp.*	4,025,482
32,351	Workday, Inc., Class A*	7,751,623
		34,486,420
	Finance Credit Card – 0.31%
530,372	The Western Union Co.	11,636,362
	Food - Miscellaneous / Diversified – 0.26%
79,196	General Mills, Inc.	4,656,725
83,947	Kellogg Co.	5,224,022
		9,880,747
	Footwear & Related Apparel – 0.04%
50,875	Wolverine World Wide, Inc.	1,589,844
	Health & Biotechnology – 1.61%
202,197	iShares Nasdaq Biotechnology ETF	30,630,824
213,827	SPDR S&P Biotech ETF	30,102,565
		60,733,389
	Human Resources – 0.18%
106,762	Robert Half International, Inc.	6,670,490
	Internet Application Software – 0.21%
56,483	Zendesk, Inc.*	8,083,847

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Content - Entertainment – 0.12%
80,879	Twitter, Inc.*	$4,379,598
	Internet Security – 0.38%
40,654	Palo Alto Networks, Inc.*	14,448,025
	Investment Management / Advisory Services – 0.68%
448,932	Franklin Resources, Inc.	11,218,811
168,665	Invesco, Ltd.	2,939,831
55,535	T Rowe Price Group, Inc.	8,407,443
118,772	Waddell & Reed Financial, Inc., Class A	3,025,123
		25,591,208
	Medical - Biomedical / Genetics – 0.40%
65,795	Amgen, Inc.	15,127,586
	Motorcycle / Motor Scooter – 0.22%
223,353	Harley-Davidson, Inc.	8,197,055
	Oil Companies - Integrated – 0.41%
373,800	Exxon Mobil Corp.	15,408,036
	Pharmacy Services – 0.09%
48,527	CVS Health Corp.	3,314,394
	Real Estate Management / Services – 0.13%
370,868	Realogy Holdings Corp.*	4,865,788
	Real Estate Operations / Development – 0.01%
32,964	Brookfield Property Partners LP	476,989
	REITs - Apartments – 0.63%
78,453	AvalonBay Communities, Inc.	12,586,215
192,837	Equity Residential	11,431,377
		24,017,592
	REITs - Health Care – 0.75%
186,641	Omega Healthcare Investors, Inc.	6,778,801
208,002	Ventas, Inc.	10,200,418
175,508	Welltower, Inc.	11,341,327
		28,320,546
	REITs - Office Property – 1.54%
133,167	Boston Properties, Inc.	12,588,276
223,914	Brandywine Realty Trust	2,666,816
229,217	Douglas Emmett, Inc.	6,688,552
140,829	Hudson Pacific Properties, Inc.	3,382,712
179,289	Kilroy Realty Corp.	10,291,189
The accompanying notes are an integral part of these financial statements.

l
Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Office Property – (continued)
137,945	Mack-Cali Realty Corp.	$1,718,795
141,839	SL Green Realty Corp.	8,450,768
337,456	Vornado Realty Trust	12,600,607
		58,387,715
	REITs - Regional Malls – 0.27%
121,648	Simon Property Group, Inc.	10,374,141
	REITs - Shopping Centers – 0.46%
84,837	Brixmor Property Group, Inc.	1,404,052
78,338	Federal Realty Investment Trust	6,668,130
377,903	Kimco Realty Corp.	5,672,324
54,901	Regency Centers Corp.	2,502,937
69,224	Urban Edge Properties*	895,759
		17,143,202
	REITs - Single Tenant – 0.08%
48,527	Realty Income Corp.	3,016,924
	Rental Auto / Equipment – 0.06%
59,386	Avis Budget Group, Inc.*	2,215,098
	Retail - Apparel / Shoes – 0.27%
26,930	Ascena Retail Group, Inc.*	1,616
163,579	Chico’s FAS, Inc.	260,091
44,736	The Children’s Place, Inc.	2,241,273
385,071	The Gap, Inc.	7,774,583
		10,277,563
	Retail - Arts & Crafts – 0.11%
316,572	The Michaels Cos., Inc.*	4,118,602
	Retail - Bedding – 0.06%
121,794	Bed Bath & Beyond, Inc.	2,163,061
	Retail - Home Furnishings – 0.05%
42,991	La-Z-Boy, Inc.	1,712,761
	Retail - Major Department Stores – 0.48%
579,083	Nordstrom, Inc.	18,073,180
	Retail - Miscellaneous / Diversified – 0.16%
454,623	Sally Beauty Holdings, Inc.*	5,928,284
	Retail - Regional Department Stores – 0.99%
87,082	Dillard’s, Inc., Class A	5,490,520
607,174	Kohl’s Corp.	24,705,910
638,014	Macy’s, Inc.	7,177,657

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – (continued)
		$37,374,087
	Sector Fund - Energy – 0.02%
16,572	Energy Select Sector SPDR Fund	628,079
	Telephone - Integrated – 0.34%
444,334	AT&T, Inc.	12,779,046
	Transportation - Services – 0.05%
20,792	C.H. Robinson Worldwide, Inc.	1,951,745
	Total United States (Proceeds $744,213,220)	$768,753,126
	Brazil – 0.37%
	Finance - Credit Card – 0.37%
242,300	Pagseguro Digital, Ltd., Class A*	13,782,024
	Total Brazil (Proceeds $7,777,288)	$13,782,024
	Canada – 0.78%
	Commercial Banks - Non U.S. – 0.39%
171,800	Canadian Imperial Bank of Commerce	14,660,986
	Medical - Drugs – 0.25%
387,522	Canopy Growth Corp.*	9,539,593
	Private Equity – 0.14%
130,931	Brookfield Asset Management, Inc., Class A	5,403,522
	Total Canada (Proceeds $31,733,925)	$29,604,101

	China – 1.19%
	E-Commerce / Products – 0.03%
160,800	China Literature, Ltd.*	1,261,912
	Educational Software – 0.29%
211,903	GSX Techedu, Inc. - Sponsored ADR*	10,957,504
	Entertainment Software – 0.09%
167,757	HUYA, Inc. - Sponsored ADR*	3,343,397
	Internet Content - Entertainment – 0.61%
1,116,669	Tencent Music Entertainment Group - Sponsored ADR*	21,484,712
32,230	Weibo Corp. - Sponsored ADR*	1,321,108
		22,805,820

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	China – (continued)
	Metal - Aluminum – 0.02%
4,170,000	China Zhongwang Holdings, Ltd.	$785,184
	Web Hosting / Design – 0.15%
164,328	Baozun, Inc. - Sponsored ADR*	5,644,667
	Total China (Proceeds $43,662,008)	$44,798,484
	France – 0.35%
	Advertising Services – 0.28%
213,723	Publicis Groupe SA	10,658,772
	REITs - Diversified – 0.07%
112,487	Klepierre SA	2,531,079
	Total France (Proceeds $14,580,904)	$13,189,851
	Germany – 1.60%
	Auto - Cars / Light Trucks – 0.86%
127,463	Bayerische Motoren Werke AG	11,264,800
300,284	Daimler AG	21,232,768
		32,497,568
	Enterprise Software / Services – 0.74%
214,262	SAP SE	28,108,824
	Total Germany (Proceeds $52,755,253)	$60,606,392

	Hong Kong – 1.06%
	Commercial Banks - Non U.S. – 0.49%
1,068,000	Hang Seng Bank, Ltd.	18,415,574
	Electric - Integrated – 0.31%
357,500	CLP Holdings, Ltd.	3,305,809
1,531,000	Power Assets Holdings, Ltd.	8,292,913
		11,598,722
	Gas - Distribution – 0.20%
5,200,139	Hong Kong & China Gas Co., Ltd.	7,766,156
	Real Estate Operations / Development – 0.06%
169,500	Sun Hung Kai Properties, Ltd.	2,186,011
	Total Hong Kong (Proceeds $45,267,102)	$39,966,463
	Israel – 0.80%
	Computer Data Security – 0.80%
227,842	Check Point Software Technologies, Ltd.*	30,282,480
	Total Israel (Proceeds $27,102,602)	$30,282,480

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2020 Fair Value
	Common Stock – (continued)
	Japan – 0.53%
	Advertising Services – 0.07%
89,400	Dentsu Group, Inc.	$2,653,988
	E-Commerce / Products – 0.10%
411,800	Rakuten, Inc.	3,964,639
	Electric - Integrated – 0.01%
36,100	Chubu Electric Power Co., Inc.	434,620
	Gas - Distribution – 0.04%
64,800	Tokyo Gas Co., Ltd.	1,496,278
	Office Automation & Equipment – 0.02%
43,900	Seiko Epson Corp.	650,985
	Semiconductor Equipment – 0.29%
144,000	Advantest Corp.	10,781,345
	Total Japan (Proceeds $19,373,543)	$19,981,855
	Switzerland – 0.17%
	Electronic Components - Semiconductors – 0.17%
174,229	STMicroelectronics NV	6,467,380
	Total Switzerland (Proceeds $6,195,617)	$6,467,380
	United Kingdom – 0.07%
	Diversified Banking Institutions – 0.07%
531,125	HSBC Holdings, PLC	2,791,303
	Total United Kingdom (Proceeds $3,820,881)	$2,791,303
	Total Securities Sold, Net Yet Purchased (Proceeds $996,482,343)	$1,030,223,459

*
Non-income producing security.

ADR
American Depository Receipt

ETF
Exchange-Traded Fund

REIT
Real Estate Investment

SPDR
Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased — By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Advertising Agencies	0.44
Advertising Servicess	0.35
Airlines	0.43
Apparel Manufacturers	0.44
Applications Software	0.30
Auto - Cars / Light Trucks	2.58
Cable / Satellite TV	0.03
Commercial Banks - Non-US	0.88
Commercial Services - Finance	0.50
Computer Data Security	1.51
Computer Software	1.00
Cruise Lines	0.43
Diversified Banking Institutions	0.69
Diversified Manufacturing Operations	0.25
E-Commerce / Products	0.30
E-Commerce / Services	0.10
Educational Software	0.29
Electric - Distribution	0.12
Electric - Integrated	0.32
Electronic Components - Semiconductors	1.00
Enterprise Software / Services	1.65
Entertainment Software	0.09
Finance - Credit Card	0.68
Food - Miscellaneous / Diversified	0.26
Footwear & Related Apparel	0.04
Gas - Distribution	0.24
Health & Biotechnology	1.61
Human Resources	0.18
Internet Application Software	0.21
Internet Content - Entertainment	0.73
Internet Security	0.38
Investment Management / Advisory Services	0.68
Securities Sold, Not Yet Purchased — By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Medical - Biomedical / Genetics	0.40
Medical - Drugs	0.25
Metal - Aluminum	0.02
Motorcycle / Motor Scooter	0.22
Office Automation & Equipment	0.02
Oil Companies - Integrated	0.41
Pharmacy Services	0.09
Private Equity	0.14
Real Estate Management / Services	0.13
Real Estate Operations / Development	0.07
REITs - Apartments	0.63
REITs - Diversified	0.07
REITs - Health Care	0.75
REITs - Office Property	1.54
REITs - Regional Malls	0.27
REITs - Shopping Centers	0.46
REITs - Single Tenant	0.08
Rental Auto / Equipment	0.06
Retail - Apparel / Shoes	0.27
Retail - Arts & Crafts	0.11
Retail - Bedding	0.06
Retail - Home Furnishings	0.05
Retail - Major Department Stores	0.48
Retail - Miscellaneous / Diversified	0.16
Retail - Regional Department Stores	0.99
Sector Fund - Energy	0.02
Semiconductor Equipment	0.29
Telephone - Integrated	0.34
Transportation - Services	0.05
Web Hosting / Design	0.15
Total Securities Sold, Not Yet Purchased	27.29%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2020 Fair Value
			Written Options – 1.05%
			Equity Options – 1.05%
			Equity Call Options – 1.05%
			United States – 1.05%
			Sector Fund - Technology – 1.05%
$ 98,880,000	3,296	2/19/2021 $300	iShares Expanded Technology-Software Sector ETF*	$ 18,721,280
25,079,000	809	2/19/2021 $310	iShares Expanded Technology-Software Sector ETF*	3,867,020
51,480,000	1,584	3/19/2021 $325	iShares Expanded Technology-Software Sector ETF*	5,924,160
29,914,500	1,617	2/19/2021 $185	VanEck Vectors Semiconductor ETF*	5,651,415
30,096,000	1,584	5/21/2021 $190	VanEck Vectors Semiconductor ETF*	5,410,944
			Total United States (Proceeds $25,951,566)	$ 39,574,819
			Total Equity Call Options (Proceeds - $25,951,566)	$ 39,574,819
			Total Equity Options (Proceeds - $25,951,566)	$ 39,574,819
			Total Written Options (Proceeds - $25,951,566)	$ 39,574,819

*
Counterparty to all written options is Morgan Stanley.

ETF
Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (concluded)

Written Options - By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Sector Fund -Technology	1.05
Total Written Options	1.05%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Gain***
	Swap Contracts – 3.46%
	Total Return Swap Contracts - Unrealized Gain – 4.16%
	United States – 1.92%
	Private Equity – 0.56%
$19,095,679	6/3/2024	The Carlyle Group, Inc.	$10,303,575
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.71%**.
17,021,908	6/3/2024	KKR & Co., Inc., Class A	10,766,092
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.57%**.
			21,069,667
	Web Portals / ISP – 1.36%
46,673,848	6/3/2024	Alphabet, Inc., Class A	51,435,263
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$72,504,930

	Australia – 0.05%
	Commercial Banks - Non-US – 0.05%
(8,927,610)	12/27/2024	Bank of Queensland, Ltd.	920,298
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Australia – (continued)
	Commercial Banks - Non-US – (continued)
$(14,795,355)	12/27/2024	Westpac Banking Corp.	$686,650
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$1,606,948

	Brazil – 1.37%
	Commercial Services / Finance – 0.08%
(4,622,849)	2/2/2021	Cielo SA	2,925,279
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 9.38%**.
	Finance - Other Services – 0.22%
40,120,959	2/2/2021	B3 SA-Brasil Bolsa Balcao	8,378,421

Agreement with Morgan Stanley, dated
01/30/2019 to receive the total return of the
shares of B3 SA-Brasil Bolsa Balcao in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 1.00%**.

	Retail - Discount – 1.07%
33,944,328	2/2/2021	Magazine Luiza SA	40,536,781
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$51,840,481

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	China – 0.11%
	Applications Software – 0.11%
$32,033,453	7/14/2022	Glodon Co., Ltd., Class A	$4,325,875

Agreement with Morgan Stanley, dated
07/10/2020 to receive the total return of the
shares of Glodon Co., Ltd., Class A in exchange
for interest based on the Daily Fed Funds
Effective Rate plus 1.25%**.

	Total China		$4,325,875

	Denmark – 0.00%
	Medical - Biomedical / Genetics – 0.00%
614,236	1/4/2024	Genmab A/S	26,737

Agreement with Morgan Stanley, dated
12/08/2020 to receive the total return of the
shares of Genmab A/S - Sponsored ADR in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 0.65%**.

	Total Denmark		$26,737

	Japan – 0.02%
	Electric - Integrated – 0.00%
(299,418)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	124,944

Agreement with Morgan Stanley, dated
02/17/2016 to deliver the total return of the
shares of Tokyo Electric Power Co. Holdings,
Inc. in exchange for interest based on the Daily
Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.01%
(5,515,126)	12/24/2024	Canon, Inc.	56,136
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – (continued)
	Office Automation & Equipment – (continued)
$(1,437,112)	12/24/2024	Ricoh Co., Ltd.	$345,143
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			401,279
	Photo Equipment & Supplies – 0.01%
(809,323)	12/24/2024	Nikon Corp.	156,247
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$682,470
	Spain – 0.61%
	Building - Heavy Construction – 0.61%
11,562,521	1/4/2024	Cellnex Telecom SA	22,925,511
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Food - Retail – 0.00%
(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	136,582

Agreement with Morgan Stanley, dated
09/29/2014 to deliver the total return of the
shares of Distribuidora Internacional de
Alimentacion SA in exchange for interest based
on the Daily Fed Funds Effective Rate less
16.56%**.

	Total Spain		$23,062,093

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Switzerland – 0.00%
	Enterprise Software - Services – 0.00%
$(7,743,982)	12/14/2023	Temenos AG	$169,585
		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$169,585

	United Kingdom – 0.08%
	Diversified Banking Institutions – 0.01%
(11,310,452)	12/14/2023	HSBC Holdings PLC	242,227
		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Food – 0.07%
(4,541,361)	12/14/2023	Marks & Spencer Group PLC	2,602,478

Agreement with Morgan Stanley, dated
02/16/2016 to deliver the total return of the
shares of Marks & Spencer Group PLC in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,844,705
	Total Return Swap Contracts - Unrealized Gain****		$157,063,824

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (0.70%)
	Australia – (0.26%)
	Commercial Banks - Non-US – (0.26%)
$(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	$(128,861)

Agreement with Morgan Stanley, dated
08/26/2015 to deliver the total return of the
shares of Australia and New Zealand Banking
Group, Ltd. in exchange for interest based on the
Daily Fed Funds Effective Rate less 0.40%**.

(20,753,486)	12/27/2024	Commonwealth Bank of Australia	(9,928,913)

Agreement with Morgan Stanley, dated
02/24/2016 to deliver the total return of the
shares of Commonwealth Bank of Australia in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

	Total Australia		$(10,057,774)

	Denmark – (0.01%)
	Medical - Drugs – (0.01%)
(8,078,545)	1/4/2024	Novo Nordisk A/S, Class B	(466,794)

Agreement with Morgan Stanley, dated
03/24/2017 to deliver the total return of the
shares of Novo Nordisk A/S, Class B in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

	Total Denmark		$(466,794)

	Japan – (0.27%)
	Electric Products - Miscellaneous – (0.01%)
(614,712)	12/24/2024	Casio Computer Co., Ltd.	(176,994)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (continued)
	Gas - Distribution – (0.01%)
$(4,602,510)	12/24/2024	Osaka Gas Co., Ltd.	$(290,644)
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.56%**.
	Office Automation & Equipment – (0.00%)
(607,425)	12/24/2024	Konica Minolta, Inc.	(69,652)
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Semiconductor Equipment – (0.25%)
(42,466,738)	12/24/2024	Tokyo Electron, Ltd.	(9,475,836)
		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(10,013,126)

	Netherlands – (0.03%)
	Commercial Services - Finance – (0.03%)
(4,544,871)	1/4/2024	Adyen NV	(1,222,007)
		Agreement with Morgan Stanley, dated 10/23/2020 to deliver the total return of the shares of Adyen NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$(1,222,007)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2020 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Taiwan – (0.11%)
	Computers - Peripheral Equipment – (0.04%)
$(6,772,922)	1/25/2024	Innolux Display Corp.	$(1,416,519)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.50%**.
	Electronic Components - Miscellaneous – (0.07%)
(7,278,797)	1/25/2024	AU Optronics Corp.	(2,678,660)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.50%**.
	Total Taiwan		$(4,095,179)

	United Kingdom – (0.02%)
	Commercial Banks - Non-US – (0.01%)
(878,485)	12/14/2023	Standard Chartered PLC	(196,885)
		Agreement with Morgan Stanley, dated 07/24/2020 to deliver the total return of the shares of Standard Chartered PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Apparel / Shoes – (0.01%)
(1,663,237)	12/14/2023	Next PLC	(497,156)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(694,041)
	Total Return Swap Contracts - Unrealized Loss*****		$(26,548,921)
	Total Swap Contracts, net		$130,514,903

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

**
Financing rate is variable. Rate indicated is as of December 31, 2020.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Applications Software	0.11
Building - Heavy Construction	0.61
Commercial Banks - Non-US	(0.22)
Commercial Services - Finance	0.05
Computers - Peripheral Equipment	(0.04)
Diversified Banking Institutions	0.01
Electric Products - Miscellaneous	(0.01)
Electric - Integrated	0.00
Electronic Components - Miscellaneous	(0.07)
Enterprise Software - Services	0.00
Finance - Other Services	0.22
Food - Retail	0.07
Swap Contracts – By Industry	December 31, 2020 Percentage of Members’ Capital (%)
Gas - Distribution	(0.01)
Medical - Biomedical / Genetics	0.00
Medical - Drugs	(0.01)
Office Automation & Equipment	0.01
Photo Equipment & Supplies	0.01
Private Equity	0.56
Retail - Apparel / Shoes	(0.01)
Retail - Discount	1.07
Semiconductor Equipment	(0.25)
Web Portals / ISP	1.36
Total Swap Contracts	3.46%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2020
Investment income
Dividends (net of withholding taxes of $782,261)	$15,528,080
Interest	6,300,394
Total investment income	21,828,474
Expenses
Administration fees	39,728,452
Prime broker fees	24,663,424
Dividends on securities sold, not yet purchased	21,686,950
Advisor fees	11,771,393
Accounting and investor services fees	1,640,822
Interest expense	1,191,948
Custodian fees	620,424
Legal fees	430,560
Board of Managers’ fees and expenses	356,500
Audit and tax fees	353,289
Insurance expense	147,103
Printing expense	81,371
Miscellaneous	1,049,335
Total operating expenses	103,721,571
Net investment loss	(81,893,097)
Net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts
Net realized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts
Net realized gain on investments in securities	580,164,909
Net realized gain on purchased options	53,419,719
Net realized gain on swap contracts	10,490,689
Net realized gain on foreign currency transactions	530,210
Net realized loss on written options	(31,615,552)
Net realized loss on securities sold, not yet purchased	(195,721,043)
Total net realized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	417,268,932
Net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transaction and swap contracts
Net change in unrealized gain/(loss) on investments in securities	1,263,035,926
Net change in unrealized gain/(loss) on swap contracts	57,636,494
Net change in unrealized gain/(loss) on foreign currency transaction	991,998
Net change in unrealized gain/(loss) on purchased options	(8,985,640)
Net change in unrealized gain/(loss) on written options	(13,623,253)
Net change in unrealized gain/(loss) on securities sold, not yet purchased transactions	(49,158,779)
Total net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transaction and swap contracts	1,249,896,746
Net realized gain and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	1,667,165,678
Net increase in Members’ Capital resulting from operations	$1,585,272,581
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2018	$—	$1,445,445,087	$1,445,445,087
From investment activities
Net investment loss	$—	$(47,306,402)	$(47,306,402)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	133,858,043	133,858,043
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	543,752,455	543,752,455
Incentive allocation	105,866,509	(105,866,509)	—
Net increase in Members’ Capital resulting from operations	105,866,509	524,437,587	630,304,096
Members’ Capital transactions
Capital contributions	—	162,886,517	162,886,517
Capital withdrawals	(105,866,509)	(124,094,706)	(229,961,215)
Net increase/decrease in Members’ Capital resulting from capital transactions	(105,866,509)	38,791,811	(67,074,698)
MEMBERS’ CAPITAL, December 31, 2019	$—	$2,008,674,485	$2,008,674,485
From investment activities
Net investment loss	$—	$(81,893,097)	$(81,893,097)
Net realized gain on investments in securities, purchased and written options, foreign currency transactions, and swap contracts	—	417,268,932	417,268,932
Net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transaction and swap contracts	—	1,249,896,746	1,249,896,746
Incentive allocation	317,054,517	(317,054,517)	—
Net increase in Members’ Capital resulting from operations	317,054,517	$1,268,218,064	$1,585,272,581
Members’ Capital transactions
Capital contributions	—	559,633,169	559,633,169
Capital withdrawals	(317,054,517)	(62,169,852)	(379,224,369)
Net increase/decrease in Members’ Capital resulting from capital transactions	(317,054,517)	497,463,317	180,408,800
MEMBERS’ CAPITAL, December 31, 2020	$—	$3,774,355,866	$3,774,355,866
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows

Year Ended December 31, 2020
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$1,585,272,581
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash used in operating activities:
Proceeds from sale of investments in securities	5,018,876,357
Purchase of investments in securities	(5,523,111,686)
Proceeds from sale of purchased options	1,067,975,173
Purchase of options	(1,179,182,787)
Proceeds from securities sold, not yet purchased	5,447,864,115
Cover of securities sold, not yet purchased	(5,667,086,194)
Proceeds from written options	59,078,834
Cover of written options	(64,742,820)
Net realized gain on investments in securities and purchased and written options	(406,248,033)
Net change in unrealized (gain)/loss on investments in securities, purchased and written options and swap contracts	(1,248,904,748)
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(145,546,475)
Decrease in dividend receivable	2,150,732
Decrease in interest receivable	1,355,876
Increase in other assets	(14,981)
Increase in payable for investment securities purchased	93,147,065
Increase in due to broker	85,696,677
Increase in dividends payable on securities sold, not yet purchased	125,657
Increase in accounting and investor services fees	297,222
Increase in accrued expenses	374,739
Net cash used in operating activities	(872,622,696)
Cash flows from financing activities
Capital contributions	559,633,169
Capital withdrawals, net of change in withdrawals payable	(186,729,319)
Net cash provided by financing activities	372,903,850
Net change in cash, cash equivalents and restricted cash	(499,718,846)
Cash, cash equivalents and restricted cash at beginning of year	775,899,931
Cash, cash equivalents and restricted cash at December 31, 2020	$276,181,085
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$1,222,476
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at December 31, 2020:
Cash and cash equivalents	$68,200,793
Restricted cash included in cash and cash equivalents	168,318,064
Restricted cash included in due from broker	39,662,228
Total cash, cash equivalents and restricted cash at December 31, 2020	$276,181,085

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (see  Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively, “Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

1.
Organization (continued)

Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s significant accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ, at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities. The Company did not hold any debt securities during the year.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts. The Company did not hold any forward contracts during the year.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of December 31, 2020, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

During the year ended December 31, 2020, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options, and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stocks	$4,540,625,159	Common Stocks	$1,030,223,459
Equity Options	276,099,798	Equity Options	39,574,819
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	157,063,824	Total Return Swaps	26,548,921
Currency Options	5,555,885	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$4,979,344,666	Total	$1,096,347,199

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $168,318,064 listed in the Statement

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

2.
Significant Accounting Policies (continued)

c.
Cash and Cash Equivalents (continued)

of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $166,489,869 is held as collateral for swap contracts and $1,828,195 is held as collateral for securities sold, not yet purchased. At December 31, 2020, $211,548,965 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of  $24,969,892 was held by the Custodian in a foreign cash account. The Company holds foreign currency as part of its investment strategy to reduce exposure to currency risk.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result, no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the year ended December 31, 2020, the Company did not accrue any interest or penalties payable. As of December 31, 2020, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2017 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month. Total Multi-Manager administration fees and expenses amounted to $39,728,452 and Multi-Manager advisory services fees and expenses amounted to $11,771,393 for the year ended December 31, 2020. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.
During the year ended December 31, 2020, Oppenheimer earned $51,811 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions, and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the year ended December 31, 2020, an Incentive Allocation of $317,054,517 was credited to the capital account of the Special Advisory Member of which $316,167,517 was payable and was included in withdrawals payable at December 31, 2020, in the Statement of Assets, Liabilities and Members’ Capital.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $40,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $10,000 per annum. Total Board of Managers fees and expenses amounted to $356,500 during the year ended December 31. 2020.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $620,424 during the year ended December 31, 2020, of which $172,590 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a monthly fee for these services based on Members’ Capital determined as of the last day of each month, and reimburses BNY Mellon for certain expenses. Total BNY Mellon fees and expenses were $1,640,822 during the year ended December 31, 2020, of which $495,600 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee paid to MSFS was $241,493 during the year ended December 31, 2020, and is included in miscellaneous expense in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the year ended December 31, 2020, placement fees earned by Oppenheimer were $794,742.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2020, were $5,523,111,686 and $5,018,876,357, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

5.
Securities Transactions (continued)

Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2020, were $5,667,086,194 and $5,447,864,115, respectively.
At December 31, 2020, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $2,780,770,196 and $1,010,635,056, respectively.
For Federal income tax purposes, at December 31, 2020, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $1,982,347,424, consisting of $2,183,481,873 gross unrealized gain and $201,134,449 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Credit Suisse Securities (USA) L.L.C. (“Credit Suisse”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) (collectively the “Prime Brokers”).
Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of December 31, 2020, which serves as collateral for securities sold, not yet purchased and is restricted.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at the Fed Funds Effective rate plus 45 bps for balances less than $140 million and the Fed Funds Effective rate plus 200 bps for balances greater than $140 million. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of December 31, 2020, the total value of this collateral was $2,018,987,686, comprised of pledged securities with a value of  $2,017,159,491 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $1,828,195 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of  $1,651,783,519, $174,518,022 and $190,857,950 were held at the Custodian as of such date on behalf of Morgan Stanley, Credit Suisse and Merrill Lynch, respectively. Additional cash of $39,662,228 was held as of such date as collateral for securities sold, not yet purchased of which $32,019,218 was held at Morgan Stanley and $7,643,010 was held at Merrill Lynch, which is included in the due from broker in the Statement of Assets, Liabilities and Members’ Capital. For the year ended December 31, 2020, the average daily amount of the margin borrowings was $130,378,871 and the daily weighted average annualized

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

6.
Due from / to Broker (continued)

interest rate was 0.91%. The Company has borrowings outstanding at December 31, 2020, totaling $161,603,850, which is recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments on specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to broker, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (see Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 13.98% of Members’ Capital in equity securities and options (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of December 31, 2020, the Company did not hold forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps (which can also include contracts for difference), depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of December 31, 2020, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of December 31, 2020. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of December 31, 2020, $166,489,869 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require the Company to sell or buy a security at a price different from its current market price.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current year as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the year ended December 31, 2020.
Purchased Currency options:
Average notional amount	$17,562,040
Purchased Equity options:
Average notional amount	$3,533,679,210
Written Equity options:
Average notional amount	$130,870,300
Total Return swaps:
Average notional amount	$332,263,510
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of December 31, 2020, $276,099,798 and $5,555,885 of the December 31, 2020 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The December 31, 2020 fair value of the written options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk. The net change in unrealized gain/(loss) on purchased options, written options and swaps are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2019
Purchased Equity Options	$10,589,451	$8,441,402	$2,148,049
Written Equity Options	—	—	—
Total Return Swaps	86,189,982	13,311,573	72,878,409
Total Year ended December 31, 2019	$96,779,433	$21,752,975	$75,026,458
Total Year ended December 31, 2020
Purchased Equity Options	$45,162,254	$46,986,394	$(1,824,140)
Written Equity Options	—	13,623,253	(13,623,253)
Total Return Swaps	157,063,824	26,548,921	130,514,903
Total Year ended December 31, 2020	$202,226,078	$87,158,568	$115,067,510
Total net change in unrealized gain/(loss)	$105,446,645	$65,405,593	$40,041,052
The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2019
Purchased Currency Options	$—	$280,270	$(280,270)
Total Year ended December 31, 2019	$—	$280,270	$(280,270)
Total Year ended December 31, 2020
Purchased Currency Options	$—	$5,293,721	$(5,293,721)
Total Year ended December 31, 2020	$—	$5,293,721	$(5,293,721)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total net change in unrealized gain/(loss)	$—	$5,013,451	$(5,013,451)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Equity Options	$501,237,624	$440,519,833	$60,717,791
Written Equity Options	1,835,443	33,450,995	(31,615,552)
Total Return Swaps	36,300,357	25,809,668	10,490,689
Total	$539,373,424	$499,780,496	$39,592,928
The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Currency Options	$—	$7,298,072	$(7,298,072)
Total	$—	$7,298,072	$(7,298,072)

8.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and Morgan Stanley, as counterparty, to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (see Note 6).
In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

8.
Balance Sheet Offsetting (continued)

The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$157,063,824	$26,548,921	$—	$130,514,903
Total	$157,063,824	$26,548,921	$—	$130,514,903
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged (a)
Total return swaps	$26,548,921	$26,548,921	$—	$—
Total	$26,548,921	$26,548,921	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $166,489,869 of collateral pledged to counterparties related to derivatives trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

9.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Members’ Capital, end of period (000s)	$3,774,356	$2,008,674	$1,445,445	$1,457,846	$1,129,353
Ratio of net investment loss to average Members’ Capital**	(2.66%)	(2.46%)	(2.97%)	(3.09%)	(2.14%)
Ratio of expenses to average Members’ Capital**	3.37%	4.26%	4.39%	4.48%	3.63%
Ratio of incentive allocation to average Members’ Capital	10.30%	5.51%	0.02%	5.26%	0.01%(a)
Portfolio Turnover	151%	85%	136%	99%	73%
Total return-gross*	70.93%	42.87%	(6.10%)	34.41%	(1.40%)
Total return-net*	56.74%	35.60%	(6.10%)	27.81%	(1.40%)
Ratio of average borrowings to average Members’ Capital	4.24%	3.08%	2.66%	3.51%	4.53%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

(a)
Rounded up to 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
10.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The full impact of the coronavirus (COVID-19) outbreak continues to evolve as of the date of this report. As such it is uncertain as to the full magnitude that the pandemic will have on the Company's financial condition. The extent of the impact on the financial performance of the Company will depend on future developments, including (i) the duration and spread of the outbreak, (ii) governmental restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Company’s investments is impacted because of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2020

10.
Subsequent Events (continued)

these factors for an extended period, the performance of the Company may be adversely affected.
The Company received initial and additional contributions from Members of  $118,916,527 from January 1, 2021 through February 25, 2021.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.
Independent Managers
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Luis Rubio, 65 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same (1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	1
Janet L. Schinderman, 69 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Independent director for eight registered investment companies advised by The Central Park Group.	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Jesse H. Ausubel, 69 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present).	1
Todd T. Milbourn, 51 Manager	Indefinite; Since February 2016	Professor of Finance at Olin Business School, Washington University in St. Louis (since 2010); Senior Associate Dean of Faculty and Research at Olin Business School, Washington University in St. Louis (since 2013).	1
Michael J. Murphy, 65 Manager	Indefinite; Since August 2016	Private investor (since 2013); Founding Partner and Managing Director, Libertas Partners LLC/Knight Capital Group Inc. (2004 – 2013).	1
Interested Manager
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Bryan McKigney,* 62 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers
The Board of Managers has selected the following persons to serve as officers of the Company:
Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vineet Bhalla, 60 Chief Financial Officer	One year; Since July 27, 2005
Mr. Bhalla has been an Executive Director at Oppenheimer Asset Management since January 2016 and a Senior Director since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Salvatore Faia, 58 Chief Compliance Officer	One year; Since December 31, 2014	President, Vigilant Compliance, LLC since 2004; and Director of EIP Growth and Income Fund since 2005.
Deborah Kaback, 69 Chief Legal Officer	One year; Since July 23, 2003
Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)
Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan McKigney, 62 President, CEO, and Principal Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Principal Manager; since December 1, 2004
Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).

*
“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as the President of Oppenheimer Asset Management Inc., which is the managing member of the Adviser.

(1)
The address of each Manager and officer is c/o Oppenheimer Asset Management, 85 Broad Street, New York, NY 10004.

(2)
Officers are not compensated by the Company.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Managers (the “Board”) has determined that Todd Milbourn is qualified to serve as an audit committee financial expert serving on the Audit Committee of the Board (the “Audit Committee”) and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $215,108 for 2020 and $206,835 for 2019.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2020 and $5,000 for 2019. Audit related fees principally include fees associated with the executive read of the semi-annual statements.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $132,615 for 2020 and $128,750 for 2019. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2019.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $132,615 for 2020 and $128,750 for 2019.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

PROXY VOTING

A. Proxy Voting Policy

The firm has retained Institutional Shareholder Services, Inc. (“ISS”) to provide research and recommendations on proxy voting issues and to facilitate the electronic voting of proxies. ISS has authority to vote the proxies for each Client Account, in accordance with the policies described below.

1.	General Policy. The Firm instructs each Client Account’s custodian to deliver to ISS all proxy solicitation materials that the custodian receives for that Client Account. The Firm provides to ISS a listing of securities held “long” in each Client Account as of the 15th and last day of each month to enable ISS to use reasonable efforts to confirm that ISS has received all proxy solicitation materials concerning such securities.

The Firm, through ISS, will vote proxies on behalf of Client Accounts. ISS evaluates all proxy solicitation material and other facts it deems relevant and may seek additional information from the party soliciting the proxy and independent corroboration of such information when ISS considers it appropriate and when it is reasonably available. The Firm has instructed ISS to make voting decisions on behalf of each Client Account based on the proxy voting guidelines that ISS provides to the Firm. The Firm may override ISS’ voting decisions if the Firm deems it in the best interests of the Client Account. The Firm has instructed ISS to use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

2.	Conflicts of Interest. Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Client Account over proxy voting. The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. Notwithstanding the possibility of such a material conflict arising, the Firm believes that it places the interests of the Client Accounts ahead of the Firm’s own interests by following ISS’ recommendations.

If the Firm determines that the foregoing proxy voting policies do not adequately address a material conflict of interest related to a proxy, the Firm will, in its exclusive discretion, either (a) direct ISS to vote the proxy in accordance with ISS’ recommendation or (b) provide the affected client with copies of all proxy solicitation materials that the Firm receives with respect to that proxy, notify that client of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request, and request that the client consent to the Firm’s intended response. If the client consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice. If the client objects to the Firm’s intended response, the Firm will vote the proxy as directed by the client.

3.	Shareholder Proposals by the Firm. The Firm may submit a shareholder proposal on behalf of a Client Account only if the Firm believes that the proposal would provide a substantial overall benefit to the Client Account.

4.	Disclosures to Clients. The Firm includes in Part 2 of its Form ADV (1) a summary of these proxy voting policies and procedures, (2) an offer to provide a copy of these to clients on request, and (3) information concerning how a client may obtain a report summarizing how the Firm voted proxies on behalf of such client. At the request of a client or Investor (other than a RIC), the Firm provides that client or Investor with a copy of this Part VIII and a report summarizing all proxy solicitations the Firm received with respect to the applicable Client Account during the period requested and action taken by the Firm on each such proxy. Regarding the Firm’s proxy votes on behalf of its RIC clients, the Firm will provide that RIC with the information required to be disclosed by that RIC pursuant to ICA Rule 30b1-4 and SEC Form N-PX promulgated thereunder, including:

a.	The name of the issuer of the portfolio security;

b.	The exchange ticker symbol of the portfolio security;

c.	The CUSIP number for the portfolio security (unless not available through reasonable practical means, e.g., in the case of certain foreign issuers);

d.	The shareholder meeting date;

e.	A brief identification of the matter voted on;

f.	Whether the matter was proposed by the issuer or by a security holder;

g.	Whether the Firm cast its vote on the matter;

h.	How the Firm cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.	Whether the Firm cast its vote for or against management.

B. Records

See Part IX (Recordkeeping Requirements), Section B.9. regarding records that must be maintained relating to these proxy voting policies and procedures.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Panayotis ("Takis") Sparaggis, the controlling person and Chief Investment Officer of Alkeon Capital Management, LLC (“Alkeon”), has served since the Fund’s inception as the Fund’s principal portfolio manager (the “Portfolio Manager”) and is the lead member of Alkeon’s Investment Team. Other members of the Investment Team assist Mr. Sparaggis in his role as the Fund’s Portfolio Manager. Mr. Sparaggis founded Alkeon in January 2002. From May 1995 until the founding of Alkeon, Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the other accounts that Mr. Sparaggis managed as of December 31, 2020:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	1	$11,232,494,588	1	$11,232,494,588
	Other Pooled Investment Vehicles:	8	$10,925,512,685	8	$10,925,512,685
	Other Accounts:	0	0	0	0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

•	Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

•	Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

•	Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

•	Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its controlling principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

The table below sets forth beneficial ownership of interests of the registrant by the Portfolio Manager as of December 31, 2020:

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned
Panayotis Sparaggis	$0

(b)	Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	March 5, 2021

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date	March 5, 2021

* Print the name and title of each signing officer under his or her signature.